DEBT (Schedule of Applicable Margins and Floor Interest Rates Exit Financing Facility) (Details) - INSW Facilities [Member]	12 Months Ended
Dec. 31, 2017
Debt instrument, basis spread on variable rate	2.00%
Revolving Credit Facility [Member] | Base Rate [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	2.00%
Revolving Credit Facility [Member] | Base Rate [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	2.50%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	1.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	3.50%
Term Loan [Member] | Base Rate [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	2.00%
Term Loan [Member] | Base Rate [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	4.50%
Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	1.00%
Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	5.50%